2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Summary Of Significant Accounting Policies
Depreciation expense	$ 17,726	$ 17,726	$ 53,171	$ 53,170	$ 70,894	$ 60,459